Stock-Based Compensation	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 9 — Stock-Based Compensation

In May 2011, the Company’s Board of Directors adopted the OncoSec Medical Incorporated 2011 Stock Incentive Plan (the “2011 Plan”).  The 2011 Plan was approved by the Company’s stockholders in March 2012 and originally authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  On April 15, 2013, the Company’s stockholders approved an amendment to the 2011 Plan to authorize the issuance of an additional 3,800,000 shares of common stock under the 2011 Plan, increasing the total number of shares reserved for issuance under the 2011 Plan to 9,000,000 shares. Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period specified in individual option agreements entered into with grantees, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.

During the quarter ended October 31, 2012, the Company granted options to purchase 155,000 shares of the Company’s common stock to employees under the 2011 Plan.  The options issued to employees have a ten-year term, vest over two to three years and have exercise prices ranging from $0.20 to $0.42. The Company also granted options to purchase 1,200,000 shares of the Company’s common stock to consultants under the 2011 Plan. The options issued to consultants have three year terms, vest in accordance with the term of the consulting agreement, and have an exercise price of $0.18.

During the quarter ended January 31, 2013, the Company granted options to purchase 30,000 shares of the Company’s common stock to a consultant under the 2011 Plan. The options issued to the consultant have a term of ten years, vest over one year and have an exercise price of $0.35.

During the quarter ended April 30, 2013, the Company granted options to purchase 815,000 shares of the Company’s common stock to employees and directors under the 2011 Plan.  The options issued to employees have a ten-year term, vest over three years and have exercise prices ranging from $0.23 to $0.26. The options issued to directors have a ten-year term, vest over one year and have an exercise price of $0.25.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the three and nine months ended April 31, 2013 and 2012, were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model.

The following assumptions were used to calculate the fair value of share-based compensation during the three and nine month periods ended:

	April 30, 2013	April 30, 2012
Expected volatility	81.92% - 97.85%	85.96 - 125.00%
Risk-free interest rate	0.31% - 1.97%	0.82 - 2.08%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	—	—
Expected term	3 - 10 years	5 - 10 years

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell status on March 24, 2011.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

The expected term of the options represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and contractual term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term of options issued to employees and directors, the Company used the simplified method.  The Company expects to continually evaluate its historical data as a basis for determining the expected terms of options granted under the 2011 Plan.

The Company’s estimation of the expected term for stock options granted to parties other than employees or directors is the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Share-based compensation expense recorded in the Company’s consolidated statement of operations resulting from share-based compensation awarded to the Company’s employees, directors and consultants was approximately $90,000 and $357,000, for the three and nine months ended April 30, 2013.  Of this balance, $1,000 and $32,000 was recorded to research and development, and $89,000 and $325,000 was recorded in general and administrative in the Company’s consolidated statement of operations for the three and nine months ended April 30, 2013, respectively.

A summary of the Company’s stock option activity for the nine month period ended April 30, 2013, is as follows:

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2012	3,175,000	$0.24	$24
Granted	2,200,000	0.21	165
Exercised	(750,000)	0.18	50
Forfeited / Cancelled	(273,500)	0.33	—
Balance at April 30, 2013	4,351,500	$0.23	$275

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.42	4,351,500	6.94	$0.23	3,060,699	5.85	$0.22

The weighted-average grant date fair value of stock options granted during the three and nine months ended April 30, 2013 was $0.18 and $0.15, respectively.  As of April 30, 2013, there was approximately $206,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 1.68 years.

Note 9 — Stock-Based Compensation

In May 2011, the Company’s Board of Directors adopted the OncoSec Medical Incorporated 2011 Stock Incentive Plan (the “2011 Plan”), subject to stockholder approval.  The 2011 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  Under the Plan, incentive stock options and nonqualified stock options can be granted.  Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period specified in individual option agreements entered into with grantees, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.  The Company obtained stockholder approval of the 2011 Plan at its March 2, 2012 annual meeting of stockholders.

During the year ended July 31, 2012, the Company granted options to purchase 1,300,000 and 400,000 shares of the Company’s common stock to employees and directors, respectively, under the 2011 Plan.  The options issued to employees have a ten-year term, vest over two years and have exercise prices ranging from $0.21 to $0.40.  The options issued to directors have a ten-year term, vests quarterly in equal increments over one year and have exercise prices ranging from $0.21 to $0.40.

During the year ended July 31, 2012, the Company also granted options to purchase 1,560,000 shares of the Company’s common stock to consultants under the 2011 Plan. The options issued to consultants have three to ten year terms, vest in accordance with the term of the consulting agreement, and have exercise prices ranging from $0.18 to $0.39.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the year ended July 31, 2012 were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model.  The following assumptions were used to calculate the fair value of share based compensation for the year ended July 31, 2012; Expected volatility, 85.96% - 125.0%, Risk-free interest rate, 0.35% - 2.08%, Expected forfeiture rate, 0.00%, Expected dividend yield, 0.00%, Expected term, 3.00 - 10.00 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell status on March 24, 2011.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

The expected term of the options represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and expected term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term of options issued to employees and directors, the Company used a simple average of the vesting period and the contractual term for options granted, all of which have been granted subsequent to March 2011, as permitted by ASC Topic 718.  The Company expects to continually evaluate its historical data as a basis for determining the expected terms of options granted under the 2011 Plan.

The Company’s estimation of the expected term for stock options granted to parties other than employees or directors is the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Share-based compensation expense recorded in the Company’s consolidated statement of operations for the year ended July 31, 2012 resulting from share-based compensation awarded to the Company’s employees, directors and consultants was approximately $333,000.  Of this balance during the year ended July 31, 2012, $89,000 was recorded to research and development, and $244,000 was recorded in General and Administrative in the Company’s consolidated statement of operations.

A summary of the stock option activity is as follows:

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	3,260,000	$0.24
Exercised	—	—
Forfeited / Cancelled	(85,000)	0.40	—
Balance at July 31, 2012	3,175,000	$0.24	$24

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.40	3,175,000	7.53	0.24	1,962,500	6.24	$0.23

The weighted-average grant date fair value of stock options granted during the year ended July 31, 2012 was $0.18.  As of July 31, 2012, there was approximately $242,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 0.89 years.